INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of joint ventures [line items]
Cash and cash equivalents	¥ 16,816,684		¥ 19,683,619		$ 2,438,190
Other current assets	4,689,697		4,275,669		679,942
Total current assets	54,535,973		54,109,659		7,906,973
Non-current assets	157,812,058		170,753,164		22,880,597
Total current liabilities	62,366,823		61,915,602		9,042,339
Non-current liabilities	62,225,241		73,249,653		9,021,812
Non-controlling interests	33,352,955		29,213,945		4,835,724
Reconciliation to the Group's interest in the joint venture:
Carrying amount of the investment	3,339,967		3,350,959	¥ 3,374,553	484,250
Revenue	290,987,942	$ 42,189,286	298,885,350	203,993,079
Gross profit	31,283,858	4,535,733	34,716,577	15,472,903
Profit before income tax	13,208,968	1,915,120	14,186,428	2,886,012
Income tax	2,365,639	342,985	2,869,551	641,329
Other comprehensive income	(522,789)	(75,798)	259,967	77,703
Total comprehensive income for the year	10,320,540	1,496,337	11,576,844	2,322,386
Share of profits for the year	178,910	25,940	164,100	180,502
Dividends of equity investments at fair value through other comprehensive income	11,499	$ 1,667	15,268	125,617
Reconciliation to the Group's interest in the associate:
Carrying amount of the investment	6,402,638		6,441,793	7,001,103	$ 928,295
Guangxi Huayin Aluminum Co., Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents	234,140		224,154
Other current assets	1,191,044		1,498,110
Total current assets	1,425,184		1,722,264
Non-current assets	5,385,501		5,024,444
Total current liabilities	1,705,062		1,844,884
Non-current liabilities	785,426		526,827
Net assets	¥ 4,320,197		¥ 4,374,997
Reconciliation to the Group's interest in the joint venture:
Proportion of the Group's ownership	33.00%	33.00%	33.00%
The Group's share of net assets of the joint venture	¥ 1,425,665		¥ 1,443,749
Carrying amount of the investment	1,425,665		1,443,749
Revenue	5,838,110		5,126,994	4,631,737
Gross profit	883,100		890,301	800,965
Interest income	15,671		14,465	7,388
Depreciation and amortization	321,567		553,493	531,512
Interest expenses	35,989		40,506	51,855
Profit before income tax	270,748		246,447	195,189
Income tax	36,498		44,333	21,152
Total comprehensive income for the year	234,250		202,114	174,037
Dividends of equity investments at fair value through other comprehensive income	99,000		99,000	99,000
Associates
Reconciliation to the Group's interest in the joint venture:
Revenue	167,607		151,219	157,062
Gross profit	81,734		68,469	73,510
Interest income	4,210		1,739	1,823
Depreciation and amortization	44,621		44,630	45,069
Profit before income tax	64,884		85,066	74,109
Income tax	16,774		21,986	20,267
Total comprehensive income for the year	48,110		63,080	53,842
Dividends of equity investments at fair value through other comprehensive income	24,636		11,015	¥ 8,124
China Aluminum Investment Development Co
Disclosure of joint ventures [line items]
Cash and cash equivalents	230,401		246,253
Other current assets	1,751,345		1,737,717
Total current assets	1,981,746		1,983,970
Non-current assets	3,266,027		3,310,908
Total current liabilities	65,186		58,263
Net assets	¥ 5,182,587		¥ 5,236,615
Reconciliation to the Group's interest in the associate:
Proportion of ownership interest in associate	24.12%	24.12%	24.12%
Group's share of net assets of the associate	¥ 1,250,040		¥ 1,263,072
Carrying amount of the investment	¥ 1,250,040		¥ 1,263,072